                                            Utility Stock Series 1
                                                  File No. 33-7583
                               Investment Company Act No. 811-5065


                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.  20549

                   POST-EFFECTIVE AMENDMENT NO. 11
                             TO FORM S-6

   For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

        A.   Exact name of Trust:

             DEAN WITTER SELECT EQUITY TRUST
             UTILITY STOCK SERIES 1

        B.   Name of Depositor:

             DEAN WITTER REYNOLDS INC.

        C. Complete address of Depositor's principal executive office:

             DEAN WITTER REYNOLDS INC.
             Two World Trade Center
             New York, New York  10048

        D.   Name and complete address of agent for service:

             Mr. Michael D. Browne
             Dean Witter Reynolds Inc.
             Unit Trust Department
             Two World Trade Center, 59th Floor
             New York, New York  10048

             Copy to:

             Kenneth W. Orce, Esq.
             Cahill Gordon & Reindel
             80 Pine Street
             New York, New York  10005

        /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                 DEAN WITTER SELECT EQUITY TRUST
                     UTILITY STOCK SERIES 1

                      Cross Reference Sheet

             Pursuant to Rule 404(c) of Regulation C
                under the Securities Act of 1933

          (Form N-8B-2 Items required by Instruction 1
                  as to Prospectus on Form S-6)


Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


     I.  Organization and General Information


1.   (a)  Name of Trust               Front Cover
     (b)  Title of securities is-
     sued

2.   Name and address of Depositor    Table of Contents

3.   Name and address of Trustee      Table of Contents

4.   Name and address of principal
     Underwriter                      Table of Contents

5.   Organization of Trust            Introduction

6.   Execution and termination of     Introduction;
     Trust Agreement                  Administration of the
                                      Trust-Termination

7.   Changes of name                  *30

8.   Fiscal Year                      Included in Form N-8B-2

9.   Litigation                       *30

     II.  General Description of the Trust
          and Securities of the Trust



10.  General Information regarding
     Trust's Securities and Rights
     of Holders


______________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


     (a)  Type of Securities          Rights of Unit Holders _
          (Registered or Bearer)      Unit Holders

     (b)  Type of Securities          Administration of the
          (Cumulative or              Trust _ Distributions
          Distributive)

     (c)  Rights of Holders as to     Rights of Unit Holders _
          Withdrawal or Redemption    Unit Holders; Redemp-
                                      tion; Public Offering of
                                      Units-Secondary Market;
                                      Exchange Option

     (d)  Rights of Holders as to     Public Offering of
          conversion, transfer,       Units_Secondary Market;
          etc.                        Exchange Option; Redemp-
                                      tion; Rights of Unit
                                      Holders_Unit Holders

     (e)  Lapses or defaults with     *30
          respect to periodic pay-
          ment plan certificates

     (f)  Voting rights as to Secu-   Rights of Unit Holders-
          rities under the Inden-     Certain Limitations; Ad-
          ture                        ministration of the
                                      Trust_Amendment;--
                                      Termination

     (g)  Notice to Holders as to
          change in:

          1)   Assets of Trust        Administration of the
                                      Trust_Portfolio Supervi-
                                      sion; The Trust_Summary
                                      Description of the Port-
                                      folio

          2)   Terms and Conditions   Administration of the
               of Trust's Securi-     Trust_Amendment
               ties

          3)   Provisions of Trust    Administration of the
                                      Trust_Amendment




________________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


          4)   Identity of Deposi-    Resignation, Removal and
               tor and Trustee        Liability_Regarding the
                                      Trustee;_Regarding the
                                      Sponsor

     (h)  Consent of Security Hold-
          ers required to change:

          1)   Composition of as-     Administration of the
               sets of Trust          Trust_Amendment

          2)   Terms and conditions   Administration of the
               of Trust's Securi-     Trust_Amendment
               ties

          3)   Provisions of Inden-   Administration of the
               ture                   Trust_Amendment

          4)   Identity of Deposi-    *30
               tor and Trustee

11.  Type of securities comprising    The Trust_Summary De-
     units                            scription of the Portfo-
                                      lio; Objectives and Se-
                                      curities Selection

12.  Type of securities comprising    *30
     periodic payment certificates

13.  (a)  Load, fees, expenses,       Public Offering of
          etc.                        Units-Public Offering
                                      Price;_Volume Discount;
                                      Exchange Option; Ex-
                                      penses and Charges

     (b)  Certain information re-     *30
          garding periodic payment
          certificates

     (c)  Certain percentages         Public Offering of
                                      Units--Public Offering
                                      Price;--Profit of Spon-
                                      sor;--Volume Discount;
                                      Exchange Option

     (d)  Certain other fees, etc.    Rights of Unit Holders -
          payable by holders          - Unit Holders

________________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


     (e)  Certain profits receiv-     Public Offering of
          able by depositor, prin-    Units--Profit of Sponsor
          cipal underwriters, trus-
          tee or affiliated persons

     (f)  Ratio of annual charges     *30
          to income

14.  Issuance of trust's securities   Introduction

15.  Receipt and handling of pay-     Public Offering of
     ments from purchasers            Units--Profit of Sponsor

16.  Acquisition and disposition of   Introduction; Admini-
     underlying securities            stration of the Trust--
                                      Portfolio Supervision;
                                      The Trust--Objectives
                                      and Securities Selection

17.  Withdrawal or redemption         Redemption; Public
                                      Offering of Units ----
                                      Secondary Market;
                                      Exchange Option; Rights
                                      of Unit Holders

18.  (a)  Receipt and disposition     Administration of the
          of income                   Trust

     (b)  Reinvestment of             The Trust Reinvestment
          distributions               Program

     (c)  Reserves or special fund    Administration of the
                                      Trust--Distributions

     (d)  Schedule of distribution    *30

19.  Records, accounts and report     Administration of the
                                      Trust; Resignation, Re-
                                      moval and Liability

20.  Certain miscellaneous            Administration of the
     provisions of the trust          Trust--Amendment; Termi-
     agreement                        nation, Resignation, Re-
                                      moval and Liability Re-
                                      garding the Trustee;--
                                      Regarding the Sponsor


________________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


21.  Loans to security holders        *30

22.  Limitations on liability         Resignation, Removal and
                                      Liability

23.  Bonding arrangements             Included on Form N--8B-2

24.  Other material provisions of     *30
     the trust agreement

     III.  Organization Personnel and
           Affiliated Persons of Depositor


25.  Organization of Depositor        Miscellaneous--Sponsor

26.  Fees received by Depositor       Public Offering of
                                      Units--Profit of Sponsor

27.  Business of Depositor            Miscellaneous--Sponsor;
                                      and included in Form N--
                                      8B-2

28.  Certain information as to of-    *30
     ficials and affiliated persons
     of Depositor

29.  Voting securities of Depositor   Included in Form N-8B-2

30.  Persons controlling Depositor    *30

31.  Payments by Depositor for cer-   *30
     tain other services

32.  Payments by Depositor for cer-   *30
     tain other services rendered
     to trust

33.  Remuneration of employees of     *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons    *30
     for certain services rendered
     to trust



________________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


     IV.  Distribution and Redemption of Securities


35.  Distribution of trust's secu-    Public Offering of
     rities by states                 Units-Public Distribu-
                                      tion

36.  Suspension of sales of trust's   *30
     securities

37.  Revocation of authority to       *30
     distribute

38.  (a)  Method of distribution      Public Offering of Units

     (b)  Underwriting agreements

     (c)  Selling agreements

39.  (a)  Organization of principal   Miscellaneous--Sponsor
          underwriter

     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by prin-   Public Offering of
     cipal underwriter                Units--Profit of Sponsor

41.  (a)  Business of principal un-   Miscellaneous_Sponsor
          derwriter

     (b)  Branch officers of prin-    *30
          cipal underwriter

     (c)  Salesman of principal un-   *30
          derwriter

42.  Ownership of trust's securi-     *30
     ties by certain persons

43.  Certain brokerage commissions    *30
     received by principal under-
     writer

44.  (a)  Method of valuation         Public Offering of Units
                                      --Public Offering Price;
                                      --Secondary Market

________________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


     (b)  Schedule as to offering     *30
          price

     (c)  Variation in offering       Public Offering of
          price to certain persons    Units----Volume Dis-
                                      count; Exchange Option

45.  Suspension of redemption         *30
     rights

46.  (a)  Redemption valuation        Public Offering of
                                      Units--Secondary Market;
                                      Redemption--Right of Re-
                                      demption; --Computation
                                      of Redemption Value

     (b)  Schedule as to redemption   *30
          price

47.  Maintenance of position in un-   See items 10(d), 44 and
     derlying securities              46

     V.  Information concerning the Trustee or Custodian


48.  Organization and regulation of   Miscellaneous_Trustee
     Trustee

49.  Fees and expenses of Trustee     The Trust_Income and
                                      Distributions; Expenses
                                      and Charges

50.  Trustee's lien                   Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities


51.  (a)  Name and address of In-     *30
          surance Company

     (b)  Type of policies            *30

     (c)  Type of risks insured and   *30
          excluded

     (d)  Coverage of policies        *30

________________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


     (e)  Beneficiaries of policies   *30

     (f)  Terms and manner of can-    *30
          cellation

     (g)  Method of determining       *30
          premiums

     (h)  Amount of aggregate pre-    *30
          miums paid

     (i)  Who receives any part of
          premiums                    *30

     (j)  Other material provisions   *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant


52.  (a)  Method of selecting and     Administration of the
          eliminating securities      Trust--Portfolio Super-
          from the Trust              vision; the Trust--
                                      Objectives and Securi-
                                      ties Selection; --
                                      Summary Description of
                                      the Portfolio

     (b)  Elimination of securities   *30
          from the Trust

     (c)  Policy of Trust regarding   Administration of the
          substitution and elimina-   Trust--Portfolio Super-
          tion of securities          vision; the Trust--
                                      Objectives and Securi-
                                      ties Selection
                                      --Summary Description of
                                      the Portfolio

     (d)  Description of any funda-   Administration of the
          mental policy of the        Trust--Portfolio Super-
          Trust                       vision; the Trust--
                                      Objectives and Securi-
                                      ties Selection_Summary
                                      Description of the Port-
                                      folio

________________
*30    Not applicable, answer negative or not required.

Form N-8B-2                           Form S-6
Item Number                           Heading in Prospectus


53.  (a)  Taxable status of the       Tax Status of the Trust
          Trust

     (b)  Qualification of the        *30
          Trust as regulated
          investment company

     VIII.  Financial and Statistical Information


54.  Information regarding the        *30
     Trust's past ten fiscal years

55.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

56.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

57.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding    *30
     periodic payment plan certifi-
     cates

59.  Financial statements             Statement of Financial
     (Instruction 1(c) to Form S-6)   Condition; Statement of
                                      Operations; Statement of
                                      Changes in Net Assets















________________
*30    Not applicable, answer negative or not required.

LOGO


DEAN WITTER SELECT
EQUITY TRUST


UTILITY STOCK SERIES 1


(A Unit Investment Trust)

_________________________________________________________________
This Trust was formed for the purpose of providing current income through investment in a fixed portfolio consisting primarily of publicly traded common stocks, and, to a lesser extent, cumula-tive preferred stocks, issued by domestic public utility compa-nies. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum
Purchase:  1,000 Units.
________________________________________________________________
The Initial Public Offering of Units in the Trust has been com-pleted. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Sec-ondary Market.
_______________________________________________________________

Sponsor:    LOGO                   DEAN WITTER REYNOLDS INC.
________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
________________________________________________________________


Read and retain this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaran-teed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Re-serve Board, or any other agency.

                 Prospectus dated June 11, 1998

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                 DEAN WITTER SELECT EQUITY TRUST
                     UTILITY STOCK SERIES 1


                        TABLE OF CONTENTS


                                                             Page


     Table of Contents...................................   A-1
     Summary of Essential Information....................   A-3
     Introduction........................................   1
     The Trust...........................................   2
          Special Considerations ........................   2
          Summary Description of the Portfolio...........   3
          Certain Risks Affecting Securities.............
            of Utilities Companies.......................   5
          Objectives and Securities Selection............
          Income and Distributions.......................   10
     Tax Status of the Trust.............................   11
     Public Offering of Units............................   15
          Public Offering Price..........................   15
          Public Distribution............................   16
          Secondary Market...............................   16
          Profit of Sponsor..............................   17
          Volume Discount................................   17
     Exchange Option.....................................   18
     The Trust Reinvestment Program......................   20
     Redemption..........................................   22
          Right of Redemption............................   22
          Computation of Redemption Value................   24
          Postponement of Redemption.....................   25
     Rights of Unit Holders..............................   25
          Unit Holders...................................   25
          Certain Limitations............................   26
     Expenses and Charges................................   26
          Fees...........................................   26
          Other Charges..................................   27
     Administration of the Trust.........................   28
          Records and Accounts...........................   28
          Distributions..................................   28
          Portfolio Supervision..........................   29

          Reports to Unit Holders........................   31
          Amendment......................................   32
          Termination....................................   33
     Resignation, Removal and Liability..................   33
          Regarding the Trustee..........................   33
          Regarding the Sponsor..........................   34
     Miscellaneous.......................................   35
          Sponsor........................................   35
          Trustee........................................   35
          Legal Opinions.................................   35
          Auditors.......................................   36
          Independent Auditors' Report...................   F-1



                            Sponsor:

                    Dean Witter Reynolds Inc.
                     Two World Trade Center
                   New York, New York   10048

                            Trustee:

                    The Chase Manhattan Bank
                         270 Park Avenue
                    New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                           SUMMARY OF ESSENTIAL INFORMATION

                                           DEAN WITTER SELECT EQUITY TRUST
                                                UTILITY STOCK SERIES 1

                                                As of March 31, 1998



Number of Units ..........................................................................      29,077,621

Fractional Undivided Interest in the Trust Represented by Each Unit ......................    1/29,077,621


Public Offering Price Per 1,000 Units:

   Aggregate Value of Securities in the Trust ...........................................   $33,069,969.00

   Divided by 29,077,621 Units (times 1,000) ............................................   $     1,137.30

   Plus Sales Charge<F1> of 4.25% of Public Offering Price (4.439% of net amount invested
    in Securities) .....................................................................             50.48

   Public Offering Price per 1,000 Units ................................................         1,187.78

   Plus amount per 1,000 Units of Undistributed Principal and Net Investment Income .....             9.12

        Total ...........................................................................   $     1,196.90


Sponsor's Repurchase Price per 1,000 Units and Redemption Price per 1,000 Units (based on the value of the underlying Securities, $50.48 less than the Public Offering
   Price per 1,000 Units) plus undistributed principal and net investment income ........   $     1,146.42



Evaluation Time .............................               Close of trading on the New York Stock Exchange
                                                              (currently 4:00PM New York time).

Monthly Record Dates ........................               The first day of each month.

Monthly Distribution Dates ..................               The fifteenth day of each month.

Minimum Capital Distribution Amount .........               No distribution (other than capital gain
                                                              distribution) need be made from the Capital
                                                              Account if the balance therein is less than
                                                              $5.00 per 1,000 Units outstanding.

Mandatory Termination Date ..................               January 1, 2012.

Discretionary Liquidation Amount ............               The Trust may be terminated by the Sponsor if
                                                              the value of the Portfolio of the Trust at any
                                                             time is less than $31,340,768.

Trustee's Fee (including estimated expenses).               $2.15 per 1,000 Units.

Sponsor's Annual Portfolio Supervision Fee ..               Maximum of $.25 per 1,000 Units.




  <F1>Volume purchasers of Units are entitled to a reduced sales charge.  See:  "Public Offering of Units -
Volume Discount" in this Prospectus.




                SUMMARY OF ESSENTIAL INFORMATION
                           (Continued)

          THE TRUST _ The Dean Witter Select Equity Trust, Util-ity Stock Series 1 (the "Trust") is a unit investment trust com-posed primarily of dividend paying publicly traded common and, to a lesser extent, preferred stocks issued by domestic public util-ity companies (the "Securities"). The objective of the Trust is the current receipt of income. The payment of dividends on the Securities in the Trust is dependent on the amounts made avail-able by each issuer for distribution and the decisions of its board of directors. Declaration of dividends will generally de-pend upon several factors, including the financial condition of the issuers and general economic conditions. Therefore, there is no guarantee that the objective of the Trust will be achieved. Investors should also be aware that as a result of the Trust's investment in companies whose principal business activities fit into one sector of the market, an investment in the Trust can be expected to experience greater fluctuations in value than other trusts which invest in a broader range of industries and market segments. Under certain circumstances, the Sponsor may direct the Trustee to reinvest certain surplus moneys in the Capital Ac-count in additional securities.

          MONTHLY DISTRIBUTIONS _ Monthly distributions of income (but not capital gains) received by the Trust will be made on or shortly after the fifteenth day of each month. Alternatively, Unit Holders may elect to have their monthly distributions rein-vested in the Trust Reinvestment Program (see: "The Trust Rein-vestment Program") . Distributions of net realized capital gains, if any, will be made annually within 30 days of the end of the Trust's taxable year (see: "Administration of the Trust _ Distributions").

          PUBLIC OFFERING PRICE _ The Public Offering Price per 1,000 Units is calculated daily, computed on the basis of the ag-gregate evaluation of the underlying Securities next computed af-ter receipt of a purchase order divided by the number of Units outstanding times 1,000, plus a sales charge of 4.439% of such evaluation per 1,000 Units (the net amount invested); this re-sults in a sales charge of 4.25% of the Public Offering Price. The sales charge is reduced on a graduated scale for sales in-volving at least $100,000 (see: "Public Offering of Units _ Vol-ume Discount").

          MARKET FOR UNITS _ The Sponsor, though not obligated to do so, intends to maintain a market for the Units. If such mar-ket is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate value of the underlying Securities (see: "Redemption"). Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS _ An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks, including risks associated with the rights of holders of common stock to receive payments from issuers; such rights are inferior to those of creditors and holders of debt obligations or preferred stock. Additionally, holders of common stock have rights to receive dividends only when, as and if declared by the issuer's board of directors. Be-cause the common stocks in the Portfolio have been chosen for their high current income, it is unlikely that such securities will experience significant dividend growth during the life of the Trust. Investors should also be aware that the value of the underlying Securities in the Portfolio may fluctuate in accor-dance with changes in the value of common stocks generally and changes in the value of common stocks of the public utility in-dustry in particular. The Trust is considered to be concentrated in gas and electric public utility stocks (100% of the aggregate market value of the Trust). In addition, the issuers of all of the Securities in the Portfolio face construction, regulatory, operating and financial risks associated with the construction and operation of nuclear generating facilities. (See: "The Trust _ Special Considerations" and "The Trust _ Summary Descrip-tion of the Portfolio.")

          In addition to the risks inherent in the investment in any trust containing equity securities such as those discussed above, there are certain risks involved in investing in the Trust due to its concentration in stocks of one industry. The Trust's concentration in securities of a single or several industry sec-tors means that the Trust's performance is closely related to the specific industry conditions as well as general market conditions experienced in all sectors of the economy as a whole. As a re-sult, changes in the economic conditions affecting the selected sectors will tend to have a greater impact on the value of Units of this Trust than on Units of trusts which invest in a broader based portfolio of stocks. These factors may result in a poten-tially greater return, but may also tend to make the value of the Units more volatile than other investments. An increase in mar-ket interest rates may result in a decline in value of the Secu-rities in the Portfolio of the Trust.

          SPECIAL CHARACTERISTICS OF THE TRUST _ The Portfolio of the Trust consists of twenty (20) issues of Securities: all twenty (20) of which are common stocks (100% of the aggregate market value of the Trust on May 22, 1998). All twenty issues of Securities were issued by gas and electric public utilities com-panies. (See: "The Trust _ Summary Description of the Portfo-lio" and "Schedule of Portfolio Securities.")

          The Trust will be terminated and liquidated on January
1, 2012, regardless of market conditions at that time.

          On May 22, 1998, the aggregate market value of the Se-curities in the Trust was $31,379,597.80 , including cash.

          MINIMUM PURCHASE _ 1,000 Units.

                   DEAN WITTER SELECT EQUITY TRUST
                       UTILITY STOCK SERIES 1

                            INTRODUCTION


             The Dean Witter Select Equity Trust, Utility Stock Series 1 (the "Trust") was created on April 2, 1987 (the "Date of Deposit"), by deposit of certain securities (the "Securities") under the laws of the State of New York pursuant to a Trust Indenture (the "Indenture") and Standard Terms and Conditions of the Trust (the "Agreement") (collectively, the "Indenture and Agreement"),a between Dean Witter Reynolds Inc. (the "Sponsor") and The Chase Manhattan Bank (National Associa-tion) (formerly United States Trust Company of New York) (the "Trustee"). The Sponsor is a principal operating subsidiary of Dean Witter, Discover & Co. ("DWDC"), a publicly-held corpora-tion. (See: "Miscellaneous _ Sponsor," herein.) The purpose and objective of the Trust is to provide current income through investment in a fixed portfolio of Securities (the "Portfolio") consisting of dividend paying publicly traded common stock and preferred stock issued by domestic public utility companies. There is no assurance that this objective will be met because the payment of dividends is dependent upon the amount each is-suer has available for distribution and the decisions of its board of directors.

             The Trust was created simultaneously with the deposit of the Securities by the Sponsor with the Trustee and the exe-cution of the Indenture and Agreement. The Trustee then imme-diately delivered to the Sponsor certificates of beneficial in-terest (the "Certificates") representing the units (the "Units") comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units for sale to the public. The holders of Certificates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the market value of the Securities (the "Redemption Value") if they cannot be sold in the over-the-counter market which the Sponsor, although not obligated to, proposes to main-tain.

             On May 22, 1998, each Unit represented the fractional undivided interest in the Securities and net income of the Trust, set forth under "Summary of Essential Information."
______________________
   * Reference is hereby made to said Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Indenture and Agree-ment.

   Thereafter, if any Units are redeemed, the amount of Securities in the Portfolio will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance of the Trust will be increased. However, if additional Units are issued by the Trust the aggregate value of the Securities in the Portfolio will be increased by amounts allocable to such additional Units and the fractional undivided interest in the balance will be decreased. In both cases, the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture and Agreement.

             Additional Units may be issued after the initial Date of Deposit in respect of additional Securities deposited in the Trust by the Sponsor and the reinvestment of distributions of the Trust (see: "The Trust Reinvestment Program"). Because of possible market fluctuations, the purchase price to the Trust of such additional Securities may differ from the original pur-chase price of the Securities in the Portfolio. If such addi-tional Securities are purchased at a higher price than the Se-curities originally deposited, then the amounts includible in the taxable income of the Trust in proportion to the asset value of the Trust will be reduced for all Unit Holders, not just the Unit Holders of such additional Units. Conversely, if such additional Securities are purchased at a lower price than the Securities originally deposited, then the amounts includi-ble in the taxable income of the Trust in proportion to the as-set value of the Trust will be increased for all Unit Holders not just the Unit Holders of such additional Units.

                              THE TRUST

   Special Considerations

             An Investment in Units of the Trust should be made with an understanding of the risks which an investment in pub-licly-traded common and preferred stock issued by domestic utility companies may entail, including the risk that the value of the Portfolio and hence of the Units will decline with de-creases in the market value of the Securities. The Trust will be terminated and liquidated on the Mandatory Termination Date, as set forth under "Summary of Essential Information", and the Securities will be sold, regardless of market conditions at that time. The Trust may be terminated earlier under certain conditions (see: "Administration of the Trust _ Termination").

   Summary Description of the Portfolio

             As used herein, the terms "Common Stocks" and "Preferred Stocks" refer to the common stocks and the preferred stocks, respectively, deposited in the Trust and described un-der "Schedule of Portfolio Securities". The term "Securities" refers to the Common Stocks and the Preferred Stocks and any additional common and preferred stocks subsequently acquired by the Trust pursuant to the Indenture and Agreement.

             An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in equity securities, including risks arising from the fact that holders of common and preferred stocks have rights to receive payments from the issuers of those stocks that are generally inferior to those of creditors of, or holders of debt obliga-tions issued by such issuers. Furthermore, the rights of hold-ers of common stocks generally are inferior to the rights of holders of preferred stocks. Holders of common stocks of the type held in the Portfolio have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also en-titled to rights on liquidation which are senior to those of common stocks. for these reasons, preferred stocks entail less risk than common stocks. However, neither preferred nor common stocks represent an obligation or liability of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital of debt securities. The issu-ance of debt securities (as compared with both preferred and common stock) and preferred stock (as compared with common stock) will create prior claims for payment of principal and interest (in the case of debt securities) and dividends and liquidation preferences (in the case of preferred stock) which could adversely affect the ability and inclination of the is-suer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount pay-able at maturity (which value will be subject to market fluc-tuations prior thereto), or preferred stocks which typically have liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. The value of the securities in the Portfolio thus may be expected to fluctuate over the en-tire life of the Trust. The Sponsor may direct the Trustee to dispose of securities and purchase substitute securities under certain specified circumstances. (see: "Administration of the Trust _ Portfolio Supervision"). However, Securities may not be disposed of solely as a result of normal fluctuations in market value.

             Payment and Life of the Preferred Stocks in the Trust. Because certain of the preferred stocks included in the Portfolio from time to time may be redeemed of may be sold un-der certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size, composition and return. (See: "Redemption" and "Administration of the Trust _ Portfolio Supervision".) Many of these preferred stocks may be subject to redemption prior to their stated final redemption date pursuant to optional refund-ing or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a preferred stock is at a premium over par or stated value than when it is at a dis-count from par or stated value. Generally, the value of a pre-ferred stock will be at a premium over par or stated value when market interest rates fall below the rate of return on the stocks. Certain preferred stocks in the Portfolio may be sub-ject to redemption pursuant to sinking fund provisions early in the life of the Trust. These provisions are designed to redeem a significant portion of an issue gradually over the life of the issue; obligations to be redeemed are generally chosen by lot or redeemed proportionately. The "Schedule of Portfolio Securities" contains a listing of the sinking fund and optional redemption provisions with respect to the preferred stocks.
   The Indenture authorizes, but does not require, the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest amounts realized from the redemption of any preferred stock in substitute Securities (see: "Administration of the Trust _ Portfolio Supervision").

   Certain Risks Affecting Securities of Utilities Companies

             Revenues of issuers in the utilities industry are typically derived from power generating facilities, and include revenues from the sale of electricity generated and distributed by power agencies using hydroelectric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and trans-mission at the wholesale level, are regulated by the Federal

   Energy Regulatory Commission ("FERC"); more extensive regula-tion (affecting retail rate structures) is provided by state public service commissions. Special risk considerations in-clude: Restrictions on operations and increased costs and de-lays attributable to environmental statutes and regulations; the difficulties of the utilities in financing or refinancing large construction programs and of the capital markets in ab-sorbing utility debt and equity securities; fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources; uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Scientific breakthroughs in fusion energy and superconductive materials could cause current technologies for the generation and trans-mission of electricity to become obsolete during the life of the Securities. Issuers relying upon hydroelectric generation may encounter contests when applying for periodic renewal of licenses from FERC to operate dams. Issuers relying upon coal as a fuel source may be subject to significant costs and oper-ating restrictions to comply with emission standards which have been adopted to alleviate the problems associated with acid rain. Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may be-come subject to pollution control measures (which could in-clude abandonment of construction projects in progress, plant shutdowns or relocation of facilities) ordered pursuant to the Clean Air Act. In addition, Securities of Utilities Companies are sometimes secured by payments to be made to state and local joint action power agencies pursuant to "take or pay" agree-ments. The inability of an Issuer to pass on certain of its costs to its customers, whether due to government regulation, judicial decisions or for other reasons, may have a negative impact on the financial standing of such Issuer and, therefore, may have a negative impact on the Securities of such Issuer contained in the Trust. In addition, the Clean Air Act, af-fects nearly all electric power facilities that burn oil or coal. Current and future environmental legislation, regula-tions or other governmental actions may increase the cost of utility service. The Sponsor is unable to predict the ultimate form that any such future legislation, regulations or other governmental action may take or the resulting impact on the Se-curities.

             Some of the issuers of Securities in the Portfolio may own, operate or participate on a contractual basis with nu-clear generating facilities, which are licensed and regulated by the Nuclear Regulatory Commission (the "NRC"). Nuclear gen-erating projects have experienced substantial cost increases, construction delays and licensing difficulties. Issuers of Se-curities may incur substantial expenditures as a result of com-plying with NRC requirements. Additional considerations in-clude: the frequency and duration of plant shutdowns and asso-ciated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radioactive materials and wastes in compliance with Federal and local law; the implementation of emergency evacuation plans for areas surrounding nuclear facilities; and other such issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities. These Securi-ties may be subject to industry-wide fluctuations in market value as a consequence of market perception of certain highly publicized events, as in the Washington Public Power Supply System's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hampshire. Federal, state or municipal government authorities, or voters by initiative, may from time to time impose addi-tional regulations or take such other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension or cessation of op-erations of facilities which have been or are being financed by proceeds of certain Securities. Such delays, suspensions or other action may affect the payments on such Securities.

             Gas and Electric Public Utility Industry. The Trust is considered to be "concentrated" in stocks of the gas and electric public utility industry. In view of this, an invest-ment in the Trust should be made with an understanding of the problems inherent in that industry. Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on in-vestment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or ref-erendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards imple-mented by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. Certain of the issuers of the Securities in the Portfolio may own or operate nuclear gen-erating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements gov-erning the licensing, construction and operation of nuclear power plants. In addition, gas pipeline and distribution com-panies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being forced to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other. Other problems in-clude difficulty in financing large construction programs dur-ing inflationary periods, rising costs of transportation to transport fossil fuels, the uncertainty of transmission service costs, changes in tax laws which may adversely affect a util-ity's ability to operate in a profitable manner, recent reduc-tions in estimates for future demand for electricity and gas in certain regions, uncertain availability and increased cost of capital, steady rises in fuel costs and costs associated with converting to alternate sources of fuel for electric genera-tion, restrictions on operations and increased costs and delays attributable to environmental considerations and regulations, difficulty of raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital mar-kets, the greatly increased costs and reduced availability of certain types of fuel, the occasionally reduced availability and high cost of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs. Other problems in-clude those associated with the design, construction, licens-ing, regulation and operation of nuclear facilities for elec-tric generation (particularly in the aftermath of the Three Mile Island incident), such as the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regula-tory policies and practices of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authori-ties will in the future grant rate increases or that any such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate rate relief. The National Energy Policy Act (the "Act") is expected to have a significant impact on the electric utility industry. The Act provides in-creased access to electric transmission systems by independent power producers and other suppliers and purchasers of electric-ity. These changes are expected to increase competition in the energy supply and generation business. Such increased competi-tion may result in a reduction in the income of the issuers of the Securities in the portfolio, the value of such Securities, such issuers' ability to pay dividends and a decline in the economic viability of such issuers.

             Each of the problems referred to above could ad-versely affect the ability and the inclination of public utili-ties to declare or to pay dividends and the ability of holders of common stock to realize any value from the assets of the is-suer upon liquidation or bankruptcy. All of the electric and gas utilities which are issuers of the Securities in the Trust Portfolio have been experiencing one or more of these problems in varying degrees. Moreover, price disparities within se-lected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movement of price levels of utility com-mon stocks. Causes of these disparities and discrepancies in-clude changes in the overall demand for or supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sell-ers of securities.

             The Public Utility Holding Company Act of 1935 (the "1935 Act") regulates, among other things, certain acquisitions of voting securities of electric utility companies and gas utility companies by any one who is an "affiliate" of a public utility company (a person or organized group of persons that directly or indirectly owns, controls or holds with power to vote 5% or more of the outstanding voting securities of a pub-lic utility company). In addition, the 1935 Act requires a "holding company" (among other categories, a company which di-rectly or indirectly owns, controls or holds with power to vote 10% or more of the outstanding voting securities of a public utility company or a "holding company") to register as such with the Securities and Exchange Commission and be otherwise subject to certain restrictions on the acquisition of securi-ties and other interests in public utility companies. In order to avoid becoming an "affiliate", the Dean Witter Select Equity Trust has adopted an investment restriction that it will not purchase securities of a public utility company if by reason thereof the Dean Witter Select Equity Trust, including this and all prior and subsequent series of the Dean Witter Select Eq-uity Trust, would hold 5% or more of the outstanding voting se-curities of the issuer. Nevertheless, if the Dean Witter Se-lect Equity Trust were considered to be a member of an organ-ized group of persons, the 1935 Act might limit the Dean Witter Select Equity Trust's acquisitions of the voting securities of public utility companies by reason of the control by the group of 5% or more of the voting securities of a public utility com-pany. The Sponsor believes that even if this and all subse-quent series of the Dean Witter Select Equity Trust are appro-priately included in a group, it is unlikely that the holdings of such group will aggregate as much as 5% of the voting secu-rities of any public utility company.

   Objectives and Securities Selection

             The objective of the Trust is the current receipt of income through an investment in a fixed diversified portfolio of Securities. There is, of course, no guarantee that the Trust's objective will be achieved.

             In selecting the Common and Preferred Stocks for de-posit in the Portfolio of the Trust on the Date of Deposit, the following factors, among others, were considered by the Spon-sor: (i) the quality of the Common and Preferred Stocks (based upon the Sponsor's judgment as to the possible risk of dividend impairment and as to the potential for dividend growth taking into account an appraisal relating to the maintenance and growth of earnings in the light of the past performance of the issuer), (ii) the yield and price of the Common and Preferred Stocks relative to other public utility common stocks of compa-rable quality and (iii) the variety of the utility stocks in the Portfolio, taking into account the availability in the mar-ket of utility issues which meet the Trust's quality, yield and price criteria.

             The yield and price of utility common stocks of the type deposited in the Trust are dependent on a variety of fac-tors, including money market conditions, general conditions of the corporate bond and equity markets, size of a particular of-fering and capital structure of the issuer. Each issuer of Se-curities has paid a cash dividend on its common stock continu-ally for several years. However, as discussed above, continued payment of, or increase or decrease in, dividends is voluntary and subject to many factors and thus cannot be assured. (See:
   Schedule of Portfolio Securities" for information with respect to the percentage of the Portfolio represented by each Common and Preferred Stock.) Throughout the life of the Trust it is expected that these Portfolio percentages will be maintained as far as practicable (subject to adjustment as stated in "Administration of the Trust _ Portfolio Supervision"). There-fore, each Unit will continue to represent a fractional undi-vided interest in a portfolio of substantially the same securi-ties subject to such adjustment.

             The Trust consists of the Securities listed under "Schedule of Portfolio Securities", as may continue to be held from time to time in the Trust, and any additional and substi-tute Securities acquired and held by the Trust pursuant to the provisions of the Indenture (including provisions with respect to the reinvestment of Trust distributions of Unit Holders who have elected such reinvestment), together with undistributed income therefrom and undistributed and uninvested cash realized from the disposition of Securities (see: "Administration of the Trust"). Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Se-curities.

             Because certain Securities from time to time may be sold or their percentage reduced under certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size and composition

   (see: "Administration of the Trust _ Portfolio Supervision"). The Indenture authorizes, but does not require, the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest the net proceeds of the sale of Securities in substi-tute Securities to the extent that such proceeds are not re-quired for the redemption of Units.

             The Trust is organized as a unit investment trust and not as a management investment company. Therefore, neither the Trustee nor the Sponsor had the authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value and, further, the Securities in the Portfolio may be disposed of only under limited circumstances. (See: "Administration of the Trust _ Portfolio Supervision".)

   Income and Distributions

             The net annual income per 1,000 Units is determined by subtracting from the annual dividend income of the Securi-ties in the Trust Portfolio the estimated annual expenses (total estimated annual Trustee's, Sponsor's and administrative fees and expenses) and dividing by the number of Units out-standing times 1,000. The net annual income per 1,000 Units will change as the issuers of the Securities change their divi-dend rate, as the Securities are sold, as substitute or addi-tional Securities are purchased, or as the expenses of the Trust change.

             There is no assurance that any dividends will be de-clared or paid in the future on the Securities currently on de-posit or to be deposited subsequently in the Trust.

             Record Dates are the first day of each month and Dis-tribution Dates are the fifteenth day of each month (or the next business day thereafter if the fifteenth is not a business day). The monthly distribution per Unit will be an amount equal to approximately one-twelfth of the amount of the esti-mated net annual dividend income per Unit to be received by the Trust during the ensuing twelve months and will be distributed on or shortly after each Distribution Date to Unit Holders of record on the preceding Record Date. Distributions of net re-alized capital gain, if any, will be made annually, within 30 days after the end of the Trust's taxable year. Under certain circumstances, the Trustee may make additional distributions in any calendar year in order to avoid the imposition of Federal or state excise taxes or to continue or otherwise maintain the Trust's qualification as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (see: Tax Status of the Trust").

             Distributions for any Unit Holder of record who has not elected to participate in the Trust's Reinvestment Program (see: "The Trust Reinvestment Program") shall automatically be mailed to such holder. Distributions for the account of bene-ficial owners of Units registered in "street name" and held by the Sponsor shall be made to the investment account of such beneficial owners maintained with the Sponsor. Beneficial own-ers who wish to receive distributions on Units directly from the Trustee must have such Units registered in their own names.

             Normally, dividends on the Securities in the Trust are paid on a quarterly basis. Further, because dividends on the Securities are not received by the Trust at a constant rate throughout the year, any monthly distribution made by the Trus-tee may be more or less than the amount credited to the Income Account as of the Record Date. In order to eliminate fluctua-tions in distributions resulting from such variances, the Trus-tee is required by the Indenture to advance such amounts as may be necessary to provide distributions of approximately equal amounts, subject to monthly adjustments by the Trustee to re-flect dividends actually being paid. The Trustee will be reim-bursed, without interest, for any such advances from funds available from the Income Account on the next ensuing Record Date. Funds which are available for future distributions are held by the Trustee in non-interest-bearing accounts and are therefore available for use by, and will be of benefit to, the Trustee.

                       TAX STATUS OF THE TRUST

             The following discussion offers only a brief outline of the federal income tax consequences of investing in the Trust. Investors should consult their own tax advisors for more detailed information and for information regarding the im-pact of state, local or foreign taxes upon such an investment.

             The Trust has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Generally, to qualify as a regulated investment company for a taxable year the Trust must derive at least 90% of its income from certain specified sources, including inter-est, dividends, gains from the disposition of securities, and other income derived with respect to its business of investing in securities. In addition, the Trust must meet certain diver-sification criteria regarding Trust investment and must dis-tribute annually at least 90% of its investment company taxable income. For any year in which the Trust qualifies for taxation as a regulated investment company, (a) the Trust is not taxed on income distributed to its shareholders in the form of divi-dends or capital gains distributions and (b) if the Trust is the record holder of stock on the record date for a dividend payable with respect to that stock, the dividend must be in-cluded in the gross income of the Trust as determined for fed-eral income tax purposes on the later of (1) the date the stock became ex-dividend with respect to such dividend or (2) the date the Trust acquired the stock. If, in any taxable year, the Trust were to fail to qualify as a regulated investment company under the Code, the Trust would be taxed for that year in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Trust in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company for a tax-able year, that year's Trust distributions, to the extent de-rived from current or accumulated earnings and profits, would be taxable to the recipient shareholders as ordinary income dividends, even if those distributions might otherwise have been considered distributions of capital gains.

             If the Trust fails to distribute in each calendar year at least (i) 98% of its ordinary income for such calendar year and (ii) 98% of its capital gain net income (both long-term and short-term) for the 12 months ended October 31 of such calendar year (or December 31, if the Trust qualifies to so elect and does so), the Trust will be subject to a 4% excise tax on undistributed income if income tax on such income has not been paid by the Trust. In addition, the Trust will be subject to such excise tax on any portion (not taxed to the Trust) of the respective 2% balances which are not distributed during the succeeding calendar year.

             If the Trust fails to qualify as a regulated invest-ment company for any year, it must pay out its earnings and profits accumulated in that year (less the interest charge men-tioned below, if applicable) and may be required to pay an in-terest charge to the Treasury on 50% of such earnings and prof-its before it can again qualify as a regulated investment com-pany.

             Generally, distributions paid by the Trust, whether or not reinvested, are treated as received in the taxable year of the distribution; however, any amounts designated for dis-tribution by the Trust with respect to October, November or De-cember of any calendar year as payable to Unit Holders of rec-ord on a specified date in such month and which are actually paid during January of the following year, will be treated as received on December 31 of the preceding year. The Indenture and Agreement require current distribution to Unit Holders of the entire net income and net capital gain, if any, of the Trust and cash proceeds of redemptions, mergers, liquidations of issuers or sales representing recovery of cost (to the ex-tent that the proceeds of sales or other dispositions are not reinvested or used to redeem Units) of underlying Securities in the Trust. In kind receipts of the Trust in mergers and liqui-dations may be either retained or sold and the proceeds, if sold, will be either (i) distributed to Unit Holders or (ii) retained by the Trustee with the proceeds of such sale credited to the Income and/or Capital Accounts and (unless applied for purchase of securities pursuant to the Indenture) distributed to Unit Holders in the manner provided in the Indenture. Secu-rities received in a liquidation or merger will not be retained if such retention would jeopardize the characterization of the Trust as a regulated investment company for Federal income tax purposes.

             Distributions to Unit Holders (other than capital gain distributions) will be taxable as ordinary income to such Unit Holders to the extent paid from interest, dividends, and net short-term capital gains includible in the Trust's gross income for the taxable year with respect to which the distribu-tion is made less the sum of the Trust's allocable deductible expenses. To the extent that such distributions to a Unit Holder with respect to any year are not taxable as ordinary in-come or as capital gain distributions, the amount of such dis-tributions will be treated as a return of capital and will re-duce the Unit Holder's basis in his or her Units and, to the extent that they exceed such Unit Holder's basis, will gener-ally be taxed as a capital gain.

             It is anticipated that part of the distributions of the Trust will be taxable as ordinary income to Unit Holders and that substantially all of the distributions which are tax-able as ordinary income to Unit Holders will, under present law, constitute dividends for purposes of the 70% deduction al-lowed to certain corporations with respect to dividends re-ceived, as discussed below. This deduction is allowed to cor-porations other than corporations, such as "S" corporations, which are not eligible for such deduction because of their spe-cial characteristics. Dividends received by corporations are not deductible for purposes of special taxes such as the accu-mulated earnings tax and the personal holding company tax.

             Under existing law, only the amount of the Trust's dividend distributions (exclusive of capital gain dividends) that are designated as dividends by the Trust and which do not exceed the aggregate amount of dividends received by the Trust will qualify for the 70% dividends-received deduction for cor-porations. Dividends received by the Trust will be considered dividends for this purpose only if such dividends would qualify for the 70% dividends-received deduction if such deduction were available to regulated investment companies.

             Individual investors should note that the Code places a floor of 2% of adjusted gross income on miscellaneous item-ized deductions, including investment expenses. The Code di-rects the Secretary of the Treasury to prescribe regulations prohibiting indirect deduction through a pass-through entity (such as the Trust) of amounts not allowable as a deduction un-der this rule if paid or incurred directly by an individual.

             Temporary regulations application to "nonpublicly of-fered regulated investment companies" have been issued. Under these temporary regulations, in general, (i) specified expenses of the regulated investment company or, at the election of the regulated investment company, 40% of its expenses, exclusive of expenses which are specifically excluded from miscellaneous itemized deductions if incurred by an individual, are allocated among its shareholders who are "affected investors" (i.e., in-

   dividual, estates, trusts and pass-through entities having such shareholders), and (ii) such investors are treated as having received or accrued dividends in an aggregate amount equal to the investor's share of such expenses and to have incurred in-vestment expenses in the same aggregate amount. These computa-tions are made on a calendar year basis and the allocation of such expenses among affected investors may be done by the regu-lated investment company on any reasonable basis (which basis, if utilizing distributions to affected investors, may exclude some of such distributions).

             The Code provides, however, that the 2% floor rule will not apply to indirect deductions through a publicly of-fered regulated investment company. The term "publicly offered regulated investment company" is defined as meaning a regulated investment company the shares of which are "continuously of-fered" or regularly traded on an established securities market or "held by or for no fewer than 500 persons at all times dur-ing the taxable year." The Sponsor is unable to state whether or not the Trust will qualify in the future for treatment as a "publicly offered regulated investment company."

             Gain or loss will be realized by each Unit Holder to the extent that the proceeds of redemption (or distributions received upon liquidation of his or her Units) exceed or are less than the Unit Holder's tax cost basis in the Units which are redeemed (or in respect of which the liquidating distribu-tions are made). Distributions in kind are taken into account for this purpose at their fair market value when distributed.

             Distributions of net capital gain (designated as such by the Trust) will be taxable to Unit Holders as long-term capital gain regardless of the length of time the Units have been held by a Unit Holder. A redemption of Units will be a taxable event for a Unit Holder and, depending on the circum-stances, may give rise to gain or loss. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

             The Code disallows the dividends-received deduction in full for corporations with respect to stock, including Trust Units (which are considered as stock for this purpose), held for 45 days or less (90 days or less in the case of certain preference stock), exclusive of days on which the holder's risk of loss is diminished. Sections 246 and 246A of the Code also contain limitations on the eligibility of dividends for the 70% dividends-received deduction (in addition to the limitation discussed above). These limitations may be applicable to divi-dends received by a Unit Holder depending on the Unit Holder's individual circumstances. Accordingly, Unit Holders which are corporations should consult their own tax advisors in this re-gard.

             Information with respect to the Federal income tax status of each year's distributions will be supplied to Unit
   Holders.

             The Trust is required to withhold U.S. federal income tax at the rate of 31% of the taxable distributions payable to holders of Trust Units who fail to provide the Trust with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Reve-nue Service that they are subject to backup withholding.
   Backup withholding is not an additional tax. Any amounts with-held may be credited against U.S. federal income tax liability of a holder of a Trust Unit.

             Distributions paid to foreign Unit Holders which do not constitute income effectively connected with the conduct of a trade or business within the United States by the distributee will be subject to United States federal withholding taxes at a 30% rate or a lesser rate established by treaty unless the dis-tribution is a capital gain dividend. Foreign Unit Holders should consult their own tax counsel with respect to United States tax consequences of ownership of Units.

             Investors are advised to consult their own tax advi-sors with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the state, local or foreign tax consequences to them of an investment in Trust Units.

             Units of the Trust may be suited for purchase by In-dividual Retirement Accounts and pension plans, profit sharing and other qualified retirement plans. Investors considering participation in any such plan should consult their attorneys or other tax advisors with respect to the establishment and maintenance of any such plan.

                      PUBLIC OFFERING OF UNITS

   Public Offering Price

             The Public Offering Price of the Units is computed by adding to the aggregate market value of the Portfolio Securi-ties (as determined by the Trustee) next computed after receipt of a purchase order, divided by the number of Units outstand-ing, the sales charge shown in the "Summary of Essential Infor-mation". The Public Offering Price per Unit is calculated to five decimal places and rounded up or down to three decimal places. A proportionate share of the amount in the Income Ac-count (other than money required to be distributed to Unit Holders on a Distribution Date and money required to redeem tendered Units) on the date of delivery of Units to the pur-chaser is added to the Public Offering Price. The Public Of-fering Price on any particular date will vary in accordance with fluctuations in the market value of the Securities, the amount of available cash on hand in the Trust and the amount of certain accrued fees and expenses.

             As more fully described in the Indenture, the aggre-gate market value of the Securities is determined on each busi-ness day by the Trustee based closing sale prices on the day the valuation is made or, if there are no such reported sales, taking into account the same factors referred to under "Redemption _ Computation of Redemption Value". Determinations are effective for transactions effected subsequent to the last preceding determination.

   Public Distribution

             Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospec-tus at the then current Public Offering Price determined as provided above.

             The Sponsor intends to qualify Units in states se-lected by the Sponsor for sale by the Sponsor and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc.

   Secondary Market

             While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary mar-ket for Units of this series of the Dean Witter Select Equity Trust and to continuously offer to repurchase Units from Unit Holders at the Sponsor's Repurchase Price. The Sponsor's Re-purchase Price is computed by adding to the aggregate value of the Securities in the Trust any cash on hand in the Trust in-cluding dividends receivable on stocks trading ex-dividend (other than money required to redeem tendered Units and cash deposited by the Sponsor to purchase Securities or cash held in the Reserve Account) and deducting therefrom expenses of the Trustee, the Sponsor, counsel and taxes, if any, and cash held for distribution to Unit Holders of record as of a date on or prior to the evaluation; and then dividing the resulting sum by the number of Units outstanding, as of the date of such compu-tation. There is no refund of the sales charge, nor is any ad-ditional sales charge incurred, when a Unit Holder tenders Units. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price, plus accrued distri-bution amounts. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

             If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasion-ally, from time to time, or permanently, discontinue the repur-chase of Units of this series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repur-chase Units at the "Redemption Value". Alternatively, Unit Holders may redeem their Units through the Trustee.

   Profit of Sponsor

             The Sponsor receives a sales charge on Units sold to the public and to dealers. Cash, if any, received by the Spon-sor from the Unit Holders prior to the settlement date for pur-chase of Units or price to the payment for Securities upon their delivery may be used in the Sponsor's business subject to applicable regulations and may be of benefit to the Sponsor.

             The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units (such prices include a sales charge) or the prices at which the Sponsor redeems such Units, as the case may be.

   Volume Discount

             Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The volume discount is available due to the realization of economies of scale in sales effort and sales-related expenses involved in volume purchases. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

             The sales charge is 4.25% of the Public Offering Price (4.439% of the net amount invested). A discount in the sales charge is available to volume purchasers of Units due to the realization of economies of scale in sales effort and sales-related expenses in volume purchases. The sales charge will be reduced pursuant to the following graduated scale for sales to any person of at least $100,000:

                                  Percent of Public  Percent of Net
   Aggregate Value of Units        Offering Price    Amount Invested


   Less than $100,000..........         4.25%             4.439%
   $100,000 to $249,999........         4.00%             4.167%
   $250,000 to $499,999........         3.50%             3.627%
   $500,000 to $999,999........         3.00%             3.093%
   $1,000,000 or more..........         2.00%             2.041%

             The reduced sales charges, as shown above, will be available only on purchases of Units of this Trust on any one day by the same person, partnership or corporation (other than a dealer). Concurrent purchases of units of any other Dean Witter Trust will not be aggregated for purposes of meeting the volume discount requirement.

             Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or sin-gle fiduciary account.

                           EXCHANGE OPTION

             Unit Holders of any Dean Witter Trust or any holders of units of any other unit investment trust (collectively, "Holders") may elect to exchange any or all of their units of each series of the Dean Witter Select Equity Trust for units of one or more of any series of the Dean Witter Select Equity Trust or for units of any additional Dean Witter Trusts, that may from time to time be made available for such exchange by the Sponsor (the "Exchange Trusts"). Such Units may be ac-quired at prices based on reduced sales charges per Units. The purpose of such reduced sales charges is to permit the Sponsor to pass on to the Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost sav-ings results from reductions in time and expense related to ad-vice, financial planning and operational expense required for the Exchange Option. The following Exchange Trusts are cur-rently available: the Dean Witter Select Municipal Trust, the Dean Witter Select Government Trust, the Dean Witter Select Eq-uity Trust, the Dean Witter Select Investment Trust and the Dean Witter Select Corporate Trust.

             Each Exchange Trust has a different investment objec-tive; a Holder should read the prospectus for the applicable
   Exchange Trust carefully to determine the investment objective prior to exercise of this option.

             This option will be available provided the Sponsor maintains a secondary market in units of the applicable Ex-change Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the state in which the Holder is a resident. While it is the Sponsor's present intention to maintain a secondary mar-ket for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Holder wishes to sell or exchange Units; thus, there is no assurance that the Exchange Option will be available to any Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not avail-able to a Unit Holder at the time such Unit Holder wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to its Units without fur-ther instruction from the Unit Holder.

             Exchanges will be effected in whole units only. Any excess proceeds from the surrender of a Unit Holder's Units will be returned. Alternatively, Unit Holders will be permit-ted to make up any difference between the amount representing the Units being submitted for exchange and the amount repre-senting the Units being acquired up to the next highest number of whole Units.

             An exchange of Units pursuant to the Exchange Option will constitute a "taxable event" under the Code, i.e., a

   Holder will recognize a gain or loss at the time of exchange.
   A Unit Holder who exchanges Units of one Trust for units of an-other Trust should consult his or her tax advisor regarding the extent to which such exchange results in the recognition of a loss for Federal and/or state or local income tax purposes.

             To exercise the Exchange Option, a Unit Holder should notify the Sponsor of its desire to use the proceeds from the sale of its Units to purchase units of one or more of the Ex-change Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Holder may select the series or group of series for which such Units are to be exchanged. The Holder will be provided with a current prospectus or prospectuses relating to each series in which interest is indicated.

             The exchange transaction will operate in a manner es-sentially identical to any secondary market transaction, i.e.,

   Units will be repurchased at a price equal to the aggregate bid side evaluation per Unit of the Securities in the Portfolio, plus accrued interest. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the evaluation per unit of the securities in that portfolio, plus accrued interest and the applicable sales charge of $25 per Unit (or per 1000 Units in the case of a unit priced at about $1.00) or 2.5% of the Public Offering Price where the cost per Unit is signifi-cantly less than $1.00. If a Unit Holder has held its Units for less than a five-month period, the sales charge shall be the greater of (i) $25 or (ii) the difference between the original sales charge on the Units owned and the sales charge on the Exchange Trust.

                   THE TRUST REINVESTMENT PROGRAM

             Distributions of income are made to Unit Holders monthly and distributions of capital gain net income are made annually. The Unit Holder has the option, however, of either receiving its monthly income and annual capital gain checks from the Trustee or participating in the reinvestment program (the "Program"), described briefly below. Participation in the reinvestment program is conditioned on such Program's lawful qualification for sale in the state in which the Unit Holder is a resident. Upon enrollment in the reinvestment program, the Trustee will direct monthly income distributions and capital and net capital gains distributions, if any, as described be-low.

             A Unit Holder (including any Unit Holder which is a broker or nominee of a bank or other financial institution) may indicate to the Trustee or by notice to the Unit Holder's ac-count executive or sales representative, that such Unit Holder wishes monthly distributions to be automatically invested in additional Units of the Trust. The Unit Holder's completed no-tice of election to participate in the Program must be received by the Trustee at least ten days prior to the Record Date ap-plicable to any distribution in order for the Program to be in effect as to such distribution. Distributions, to the extent reinvested in the Trust, will be used by the Trustee at the di-rection of the Sponsor to credit additional Units to each par-ticipating Unit Holder's account. Additional Units will be made available in the following manner: the Trustee will use the distributions either (1) to purchase existing Units from the Sponsor, to the extent they are available, or (2) to pur-chase additional Securities in proportions sufficient to main-tain, as closely as practicable, the proportionate relationship between the number of shares of each Security in the Trust im-mediately prior to the purchase. In the event that contracts to purchase such additional Securities fail, the Sponsor shall have the ability to direct the Trustee to purchase substitute Securities from the list maintained by it with the Trustee.
   The additional Securities so purchased will be the basis for the Trustee to issue new Units to Unit Holders participating in the Program. Purchases made pursuant to the Program will be at the applicable Public Offering Price for Units of the Trust, less the sales charge, on (or as soon as possible after) the close of business on the Distribution Date. Under the Program, the Trust will pay the distributions to the Trustee which in turn will purchase for the Unit Holder full Units of the Trust at the price and time indicated above. Unit Holders partici-pating in the Program who have accounts at Dean Witter will re-ceive information regarding their participation in the Program directly from Dean Witter rather than from the Trustee. Those Unit Holders holding definitive Certificates for Units will re-ceive information regarding their participation in the Program from the Trustee. Any Unit Holders who do not currently main-tain an account at Dean Witter and are holding definitive Cer-tificates may contact a local Dean Witter Reynolds sales office about establishing an account.

             The Trustee will issue Certificates for whole Units purchased through the Program only if the Unit Holder so re-quests. Certificates will not be issued for fractional Units under any circumstances. If, after the maximum number of full Units have been issued or credited at the applicable price, there remains a portion of the distribution which is not suffi-cient to purchase a full Unit at such price, the Trustee shall hold such cash, without interest, for the benefit of such Unit Holder and shall apply such cash on the next Distribution Date, along with any distributions then made, toward the purchase of additional full Units in accordance with the Program. When Certificates are not issued directly to the Unit Holder, Dean Witter will credit each Unit Holder's account with the number of Units purchased with such Unit Holder's reinvested distribu-tion. Each Unit Holder will receive account statements both annually and after each Program transaction to provide the Unit Holder with a record of the total number of Units. Participa-tion in the Program relieves the Unit Holder of responsibility for safekeeping of Certificates for Units purchased under the Program, and, should such Unit Holder sell such Units, elimi-nates the need to deliver Certificates. The Unit Holder may at any time request the Trustee (at the Trust's cost) to issue Certificates for full Units Purchased under the Program. The cost of administering the Program will be borne by each par-ticipant and such cost will be deducted from such Unit Holder's distribution amount prior to the purchase of its additional Units.

             In the event that, during the period from (and in-cluding) a Record Date to (and including) a Distribution Date, a Unit Holder causes its entire holdings to be issued in cer-tificate form, or transferred to another's ownership, the pend-ing distribution, plus any accumulated cash held by the Trustee pursuant to the Program for the benefit of the Unit Holder, will be mailed in cash to the Unit Holder on that Distribution Date. Subsequent distributions will be reinvested in accor-dance with the Program, except that if ownership has been transferred, the new holder must request reinvestment as pro-vided above.

             A Unit Holder may elect to terminate participation in the Trust Reinvestment Program at any time by notifying the Trustee in a written format acceptable to the Trustee. Should the Trustee be so notified, it will upon written confirmation commence making monthly income distributions and annual capital gain distributions by check to such Unit Holder. Both the Sponsor and the Trustee reserve the right at any time to sus-pend, modify or discontinue the offering of the Trust Reinvest-ment Program, upon 30 days' written notice to all Program par-ticipants.

                             REDEMPTION

   Right of Redemption

             A Unit Holder who wishes to dispose of Units is ad-vised to inquire through its broker or bank as to current mar-ket prices for Units in order to determine if there is an over-the-counter price in excess of the Redemptive Value per Unit or Sponsor's Repurchase Price.

             On the seventh calendar day following the tender to the Trustee of Certificates representing Units to be redeemed (or if the seventh calendar day is not a business day, on the first business day prior thereto) the Unit Holder will be enti-tled to receive monies per Unit equal to the Redemption Price per Unit, as determined as of the Evaluation Time next follow-ing such tender.

             During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.

             The Trustee is irrevocably authorized in its discre-tion, if the Sponsor does not elect to repurchase any Unit ten-dered for redemption or if the Sponsor itself tenders Units for redemption, in lieu of redeeming Units presented for tender at the Redemptive Value, to sell such Units in the over-the-counter market for the account of a tendering Unit Holder at prices which will return to the Unit Holder monies, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale, the Trustee will pay the net proceeds thereof to the Unit Holder on the day such Unit Holder would otherwise be entitled to receive payment of the Redemption Value.

             Although more favorable terms may or may not exist in the secondary market or elsewhere, one or more Units repre-sented by a Certificate may be redeemed at the Redemption Value upon tender of such Certificate to the Trustee at its corporate trust office in the City of New York during business hours on a business day, properly endorsed or accompanied by a written in-strument of transfer in form satisfactory to the Trustee (as set forth in the Certificate), and executed by the Unit Holder or its authorized attorney. A Unit Holder may tender Units for redemption at any time after the settlement date for purchase, whether or not such Unit Holder has received a definitive Cer-tificate. The Redemption Value per Unit is calculated as set forth under "Computation of Redemption Value", herein. There is no sales charge incurred when a Unit Holder tenders Units to the Trustee for redemption.

             Any amounts to be paid on redemption representing in-come shall be withdrawn from the Income Account to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Capital Account. The Trustee is authorized by the Agreement to sell Securities in order to pro-vide funds for redemption. To the extent Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unit Holders of record unless reinvested in sub-stitute Securities as directed by the Sponsor.

             Securities to be sold for purposes of redeeming Units will be selected from a list or by instructions supplied by the Sponsor. The Securities to be sold will be selected so as to maintain, as closely as practicable, the percentage relation-ship between the number of shares of each Security in the Trust immediately prior to the sale. Provision is made under the In-denture for the Sponsor to specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While such minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be 100 shares for readily marketable Securities.


   Computation of Redemption Value

             The Trust Evaluation per Unit is determined as of the Evaluation Time stated under "Summary of Essential Informa-tion", above, and (a) semiannually, on June 30 and December 31 of each year (or the last business day prior thereto), (b) on any business day as of the Evaluation Time next following the tender of any Unit and (c) on any other business day desired by the Sponsor or the Trustee:

             1.   by adding:

             a)   The aggregate value of Securities and Contract
   Obligations in the Trust, as determined by the Trustee; and

             b) Cash on hand in the Trust, including dividends receivable on stocks trading ex-dividend other than money de-posited to purchase Contractual Obligations or money credited to the Reserve Account; and then,

             2. by deducting from the resulting figure: amounts representing any applicable taxes or governmental charges pay-able by the Trust for the purpose of making an addition to the reserve account (as defined in the Agreement, the "Reserve Ac-count"), amounts representing estimated accrued fees and ex-penses of the Trust (including legal and auditing expenses), amounts representing unpaid fees of the Trustee, the Sponsor and counsel and monies held to redeem tendered Units and for distribution to Unit Holders of record as of the business day prior to the Evaluation being made on the days or dates set forth above; and then,

             3. by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation. The resulting figure equals the Redemption Value for each Unit.

             The aggregate value of the Securities shall be deter-mined by the Trustee in good faith in the following manner: if the Securities are listed on one or more national securities exchanges, such evaluations shall generally be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market therefor (deemed to be the New York Stock Exchange if the securities are listed thereon) or, if there is no such appropriate closing sale price on such ex-change, at the mean between the closing bid and asked prices (unless the Trustee deems such price inappropriate as a basis for valuation). If the Securities are not so listed, or if so listed and the principal market therefor is other than on such exchange or there are no such closing bid and asked prices available, such evaluation shall generally be made by the Trus-tee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropri-ate as a basis for evaluation), or, if there is no such inap-propriate closing price, in the following order of priority:
   (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, or (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market.

   Postponement of Redemption

             The right of redemption may be suspended and payment of the Redemption Value per Unit postponed for more than seven calendar days following a tender of Units for redemption (i) for any period during which the New York Stock Exchange, Inc. is closed, other than for customary weekend and holiday clos-ings, or (ii) for any period during which, as determined by the Securities and Exchange Commission, either trading on the New York Stock Exchange, Inc. is restricted or an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (iii) for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                       RIGHTS OF UNIT HOLDERS

   Unit Holders

             Each Unit Holder is deemed to be a beneficiary of the Trust created by the Indenture and Agreement and each is vested proportionately with the entire beneficial right, title and in-terest in the Trust assets. A Unit Holder may at any time ten-der its Certificate to the Trustee for redemption.

             Ownership of Units is evidenced by registered Cer-tificates of Beneficial Interest issued in denominations of one or more Units and executed by the Trustee and the Sponsor. These Certificates are transferable or interchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized attorney, together with the payment of $2.00, if required by the Trustee, or such other amount as may be deter-mined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Cer-tificates. The Trustee will replace any mutilated, lost, sto-len or destroyed Certificate upon proper identification, satis-factory indemnity and payment of charges incurred. Any muti-lated Certificate must be presented to the Trustee before any substitute Certificate will be issued.


                         Certain Limitations

             The death or incapacity of any Unit Holder (or the dissolution of the Sponsor) will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

             No Unit Holder shall have the right to vote except with respect to removal of the Trust or amendment and termina-tion of the Trust. (See: "Administration of the Trust _ Amendment" and "Administration of the Trust _ Termination".) Unit Holders shall have no right to control the operation or administration of the Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of the Trust or discharge of the Trustee, all as provided in the Agreement; however, no Unit Holder shall ever be under any liability to any third party for any action taken by the Trustee or the Sponsor.

                        EXPENSES AND CHARGES

   Fees

             The Sponsor's fee is earned for Portfolio supervisory services, and is based upon the largest number of Units out-standing at any time during the year. The Sponsor's fee is not to exceed 25 cents per 1,000 Units of the Trust and may exceed the actual costs of providing Portfolio supervisory services for this Trust, but at no time will the total amount the Spon-sor receives for Portfolio supervisory services rendered to all series of the Dean Witter Select Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

             Under the Indenture and Agreement for its services as Trustee and Evaluator, the Trustee will receive 84 cents per 1,000 Units, computed monthly on the basis of the largest num-ber of Units outstanding at any time during the preceding month. Certain regular and recurring expenses of the Trust, including certain mailing and printing expenses, are borne by the Trust. In no event will the Trustee be paid less than $2,000 in any one year.

             The Sponsor's fee accrues monthly but is paid annu-ally, and the Trustee's fees are payable monthly on or before each Distribution Date from the Income Account, to the extent funds are available and thereafter from the Capital Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor. The Trustee also re-ceives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agree-ment.


   Other Charges

             The following additional charges are or may be in-curred by the Trust as more fully described in the Indenture and Agreement: (a) fees of the Trustee for extraordinary serv-ices, (b) expenses of the Trustee (including legal and auditing expenses of the Trust's reinvestment program) and of counsel designated by the Sponsor, (c) various governmental charges,
   (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, li-ability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, wilful malfeasance or wilful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Agreement without gross negli-gence, bad faith, wilful malfeasance or wilful misconduct or reckless disregard of its obligations and duties, (g) expendi-tures incurred in contacting Unit Holders upon termination of the Trust, and (h) brokerage commissions or charges incurred in connection with the purchase or sale of additional or substi-tute Securities.

             The fees and expenses set forth herein are payable out of the Trust, and when so paid by or owing to the Trustee are secured by a lien on the Trust. Dividends on the Securi-ties are expected to be sufficient to pay the estimated ex-penses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of the Trust will be reduced and the proportions of the types of Secu-rities may change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be re-quired to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

             The accounts of the Trust will be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of such audit will be an expense of the Trust; however the Sponsor will bear the cost of any audit ex-pense which exceeds 50 cents per 1,000 Units during any period in which the Sponsor maintains a secondary market for Units.

                     ADMINISTRATION OF THE TRUST

   Records and Accounts

             The Trustee will keep records and accounts of all transactions of the Trusts at its unit investment trust office at 4 New York Plaza, New York, New York 10004. These records and accounts will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders an executed copy of the Indenture and Agreement together with a current list of the Securities then held in the Trust. In con-nection with the storage and handling of certain Securities de-posited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would in-clude safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company or-ganized under the Banking Law of the State of New York, a mem-ber of the Federal Reserve System and a clearing agency regis-tered under the Securities Exchange Act of 1934.

   Distributions

             Dividends payable to the Trust as a holder of record of its Securities are credited by the Trustee to an Income Ac-count, as of the date on which the Trust is entitled to receive such dividends. Other receipts, including amounts received upon the sale, pursuant to the Indenture and Agreement, of rights to purchase other Securities distributed on the Securi-ties in the Portfolio, are credited to a Capital Account. Any monthly income distribution for each Unit Holder as of each Re-cord Date will be made on the next following Distribution Date or shortly thereafter and shall consist of an amount equal to approximately one-twelfth of the amount of net annual dividend income per Unit, after deducting estimated expenses, plus such holder's pro rata share of the distributable cash balance of the Capital Account computed as of the close of business on the Record Date. The first distribution for persons who purchase Units between a Record Date and a Distribution Date will be made on the second Distribution Date following their purchase of Units. Proceeds received from the disposition of any of the Securities which are not used for redemption of Units or to purchase substitute Securities will be held in the Capital Ac-count to be distributed on the second succeeding Distribution Date following receipt of such proceeds. No distribution need be made from the Capital Account if the balance therein, exclu-sive of capital gains therein, is less than $5.00 per 1,000 Units outstanding. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, such amounts as it deems requisite to estab-lish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Funds held by the Trustee in the various accounts created under the Indenture do not bear interest.

             Distributions of net realized capital gains, if any, will be made annually, within 30 days of the end of the Trust's taxable year.

   Portfolio Supervision

             The original proportionate relationship between the number of shares of each Security in the Trust will be adjusted to reflect the occurrence of a stock dividend, a stock split or a similar event which affects the capital structure of the is-suer of a Security in the Trust but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event.

             The Portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described below are governed solely by the provisions of the Indenture and Agree-ment. The Sponsor may direct the Trustee to dispose of Securi-ties upon failure to declare or pay anticipated cash dividends, institution of certain materially adverse legal proceedings, default under certain documents materially and adversely af-fecting future declaration or payment of dividends, or the oc-currence of other materially adverse market or credit factors that in the opinion of the Sponsor would make the retention of such Securities in the Trust detrimental to the interests of the Unit Holders, or if the disposition of such Securities is desirable in order to maintain the qualification of the Trust as a regulated investment company under the Internal Revenue Code. If a failure to declare or pay cash dividends on any of the Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Securities, the Indenture provides that the Trustee shall promptly sell such Securities.

             The Sponsor is also authorized to instruct the Trus-tee to reinvest the proceeds of the redemption or sale of any of the Securities, exclusive of any capital gains, in substi-tute Securities; provided, however, that proceeds of any sale of Securities for materially adverse market factors may not be so reinvested but will be distributed pro rata to Unit Holders on the next Distribution Date. Proceeds received from Securi-ties sold for purposes of redemption of Units and in excess of the amount needed for such purposes may not be reinvested in any year during the term of the Trust in an amount exceeding 10% of the aggregate value of the Securities in the Trust upon completion of the Deposit Period. The substitute Securities must satisfy certain conditions specified in the Indenture in-cluding, among other conditions, requirements that the substi-tute Securities shall be selected by the Sponsor from a list of securities maintained by them, and updated from time to time, and that the Securities shall be publicly-traded common and preferred stocks issued by domestic public utility corpora-tions; shall be issued by an issuer subject to or exempt from the reporting requirements under Section 13 or 15(d) of the Se-curities Exchange Act of 1934 (or similar provisions of law); and shall have, in the opinion of the Sponsor, characteristics sufficiently similar to the characteristics of the other Secu-rities in the Trust as to be acceptable for acquisition by the Trust. Such conditions also require that the purchase of the substitute Securities will not (i) disqualify the Trust as a "regulated investment company" under the Internal Revenue Code,
   (ii) result in more than 25% of the Portfolio of the Trust con-sisting of Securities of a single issuer (or of two or more is-suers which are affiliated persons as such term is defined in the Investment Company Act of 1940) which are not registered and are not being registered under the Securities Act of 1933, or (iii) result in the Trust owning more than 50% of any single issue which has been registered under the Securities Act of 1933 or more than 5% of the outstanding voting securities of any issuer.

             The Trustee will follow a policy that it will place securities transactions with a broker or dealer only if it ex-pects to obtain the most favorable prices and executions of or-ders. Transactions in securities of the nature held in the Trust are generally carried out in brokerage transactions (as distinguished from principal transactions), and the Sponsor or any of its affiliates may act as brokers therein if the Trustee expects thereby to obtain the most favorable prices and execu-tion. The furnishing of statistical and research information to the Trustee by any of the securities dealers through which transactions are executed will not be considered in placing se-curities transactions.

             During the life of the Trust, the Sponsor, as part of its administrative responsibilities, may make additions and de-letions to the list of substitute Securities and shall conduct regular quarterly reviews to determine whether or not to recom-mend the disposition of Securities pursuant to the procedures under the Indenture and Agreement summarized above. In addi-tion, the Sponsor shall undertake to perform such other reviews and procedures as it may deem necessary for it to make the re-investment recommendations and to give the consents and direc-tions, including directions as to voting on the underlying Se-curities, required by the Indenture and Agreement. For the ad-ministrative services in making such recommendations and giving such consents and directions, and in making the reviews called for in connection therewith, the Sponsor shall receive the Portfolio supervisory fee referred to under "Expenses and Charges _ Fees".

   Reports to Unit Holders

             With each distribution, the Trustee will furnish to the Unit Holders a statement of the amount of income and other receipts, if any, distributed, expressed in each case as a dol-lar amount per Unit and a change of address card.

             Within two months after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unit Holder of record a state-ment setting forth:

             1.   As to the Income and Capital Accounts:


             (a)  the amount of income received on the
                  Securities;

             (b) the amount paid for any purchase of substi-tute Securities or for any Certificates re-deemed;

             (c) the deductions for applicable taxes or other governmental charges, if any, and fees and expenses of the Sponsor, the Trustee and counsel;

             (d) the amounts reserved for the purchase of Con-tract Securities; and

             (e) the net amount remaining after such payments and deductions expressed both as a total dol-lar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

             2.   The following information:


             (a) a list of the Securities disposed of or ac-quired during the calendar year, and a list of the Securities as of the last business day of such calendar year;

             (b) the number of Units outstanding on the last business day of such calendar year;

             (c) the Unit Value (as defined in the Agreement) based on the last Trust Evaluation made dur-ing such calendar year; and

             (d) the amounts actually distributed during such calendar year from the Income and Capital Ac-counts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.

             Required United States federal income tax information will also be filed and distributed.

   Amendment

             The Indenture and Agreement may be amended by the Trustee and the Sponsor without the consent of Unit Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, (c) to add or change any provision as may be necessary or advisable for the continuing qualification of the Trust as a regulated investment company under the Code, or (d) to make such other provisions as shall not adversely affect the interest of the Unit Holders; provided, however, that the Indenture and Agree-ment may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Agreement may be waived) with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Agreement or of modifying in any manner the rights of Unit Holders. However, the Indenture and Agree-ment may not be amended, without the consent of all Unit Hold-ers then outstanding, so as (1) to permit, except in accordance with the terms and conditions of the Agreement, the acquisition of any Securities other than those specified in the Indenture and Agreement, or (2) to reduce the aforesaid percentage of Units the holders of which are required to consent to certain of such amendments and may not be amended so as to reduce the interest in the Trust represented by Units evidenced by any Certificate without the consent of the holder of such Certifi-cate. The Trustee shall promptly notify Unit Holders of the substance of any such amendment.

   Termination

             The Indenture and Agreement provides that the Trust will be terminated and liquidated on the Mandatory Termination Date, as set forth under "Summary of Essential Information", herein. Additionally, if the value of the Trust as shown by any evaluation is less than thirty percent (30%) of the value of the Securities deposited into the Trust during the Deposit Period, the Trustee will, if directed by the Sponsor in writ-ing, terminate the Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unit Holders.

             Upon termination, the Trustee will sell the Securi-ties then held in the Trust and credit the moneys derived from such sale to the Capital and Income Accounts. The Trustee will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unit Holder, upon surrender for can-cellation of his Certificate after due notice of such termina-tion, such Unit Holder's pro rata share in the Income and Capi-tal Accounts. The sale of Securities in the Trust upon termi-nation may result in a lower amount than might otherwise be re-alized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the amount paid by such Unit Holder for Units.

                 RESIGNATION, REMOVAL AND LIABILITY

   Regarding the Trustee

             The Trustee shall be under no liability for any ac-tion taken in good faith in reliance on prima facie properly executed documents, or for the disposition of monies or Securi-ties in the Trust, or otherwise except for willful malfeasance, willful misconduct, bad faith or gross negligence in the per-formance of its duties or by reason of its reckless disregard of its obligations and duties under the Indenture and Agree-ment. Nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the disposi-tion of any Securities by the Trustee required in order to pay compensation of the Trustee or expenses and disbursements under the Agreement. In the event of a failure of the Sponsor to act, the Trustee may act under the Indenture and Agreement and shall not be liable for any action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon the Trust or in respect of the Securities or the interest thereon. The Agreement also contains other customary provisions limiting the liability of the Trustee and providing for the indemnification of the Trus-tee for any loss or claim accruing to it without gross negli-gence, bad faith, willful misconduct, willful malfeasance or reckless disregard of its duties and obligations under the Agreement on its part.

             The Trustee or any successor may resign by executing an instrument in writing, filing the same with the Sponsor and mailing a copy of such notice or resignation to all Unit Hold-ers then of record. Upon receiving such notice the Sponsor will use its best efforts to appoint a successor Trustee promptly. If the Trustee becomes incapable of acting or be-comes bankrupt or its affairs are taken over by public authori-ties, the Sponsor may remove the Trustee and appoint a succes-sor as provided in the Agreement. If within 30 days of the resignation of a Trustee no successor has been appointed or, if appointed, has not accepted the appointment, the retiring Trus-tee may apply to a court of competent jurisdiction for the ap-pointment of a successor. The resignation or removal of a Trustee becomes effective only when the successor Trustee ac-cepts its appointment as such or when a court of competent ju-risdiction appoints a successor Trustee.

   Regarding the Sponsor

             The Sponsor shall be under no liability to the Trust or to Unit Holders for taking any action or for refraining from any action in good faith or for errors in judgment, nor shall the Sponsor be liable or responsible in any way for deprecia-tion or loss incurred by reason of the disposition of any Secu-rity. The Sponsor will, however, be liable for its own willful malfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of its duties and obligations under the Agreement.

             If at any time the Sponsor shall resign under the Agreement or shall fail or be incapable of performing its du-ties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Agreement directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee, not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) act as Sponsor itself without terminating the Indenture and Agreement. The Trustee will promptly notify Unit Holders of any such action.

                            MISCELLANEOUS

   Sponsor

             Dean Witter Reynolds Inc. ("Dean Witter") is a corpo-ration organized under the laws of the State of Delaware and is a principal operating subsidiary of Morgan Stanley, Dean Wit-ter, Discover & Co. ("MSDWD"), a publicly-traded corporation. On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's former parent company, and Morgan Stanley Group Inc. merged to form MSDWD. Dean Witter is a financial services company that provides to its individual, corporate, and institutional cli-ents services as a broker in securities and commodities, a dealer in corporate, municipal, and government securities, an investment banker, and investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a member firm of the New York Stock Exchange, the American Stock Exchange, the Chicago Board Operations Ex-change, other major securities exchanges and the national Asso-ciation of Securities Dealers, and is a clearing member of the Chicago Board of Trade, the Chicago Mercantile Exchange, the Commodity Exchange Inc., and other major commodities exchanges. Dean Witter is currently servicing its clients through a net-work of approximately 375 domestic and international offices with approximately 9,000 account executives servicing individ-ual and institutional client accounts.

   Trustee

             The Trustee is the Chase Manhattan Bank, a New York Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. Unit Holders should direct inquiries regarding distributions, address changes and other matters relating to the administration of the Trust to the Trustee at 1-800-428-8890.

   Legal Opinions

             Certain legal matters in connection with the Units offered hereby have been passed upon by Cahill Gordon & Rein-del, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                              AUDITORS

             The Financial Statements and Schedule of Portfolio Securities of this series of the Dean Witter Select Equity Trust included in this Prospectus have been examined by De-loitte & Touch LLP, certified public accountants, as stated in their report as set forth in this Prospectus, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

<AUDIT-REPORT>









                             INDEPENDENT AUDITORS' REPORT


THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT EQUITY TRUST
UTILITY STOCK SERIES 1


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Equity Trust Utility Stock Series 1 as of March 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1998 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Equity Trust Utility Stock Series 1 as of March 31, 1998, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




May 29, 1998
New York, New York
                                      F-1

</AUDIT-REPORT>

                        STATEMENT OF FINANCIAL CONDITION


                       DEAN WITTER SELECT EQUITY TRUST
                             UTILITY STOCK SERIES 1

                                March 31, 1998


                                 TRUST PROPERTY

Investments in securities at market value (cost $23,048,945)
  (Note (a) and Schedule of Portfolio Securities Notes (3)
  and (4))                                                        $33,069,969

Dividend receivable                                                    51,546

Cash                                                                  133,046

Receivable from Trustee                                               115,477

           Total                                                   33,370,038


                           LIABILITIES AND NET ASSETS

Less Liabilities:

   Sponsor fee accrual                                                  8,570

   Payable to Unit Holders                                             26,405

           Total liabilities                                           34,975


Net Assets:

   Balance applicable to 29,077,621 Units
     (Note (c)):

      Capital plus net unrealized market
        appreciation of $10,021,024                $33,069,969

      Undistributed principal and net investment
        income (Note (b))                              265,094


           Net assets                                             $33,335,063

Net asset value per Unit ($33,335,063 divided
  by 29,077,621 Units)                                           $    1.1464




                       See notes to financial statements

                            STATEMENTS OF OPERATIONS


                       DEAN WITTER SELECT EQUITY TRUST
                             UTILITY STOCK SERIES 1



                                           For the years ended March 31,
                                         1998          1997          1996


Investment income - dividends          $1,792,928    $2,318,929    $2,687,825

Less:

   Trustee's fees and expenses             78,276        84,714        91,029

   Sponsor's fees                           8,570        11,180        11,242

           Total expenses                  86,846        95,894       102,271

           Investment income - net      1,706,082     2,223,035     2,585,554

Net gain (loss) on investments:

   Realized gain on securities sold
     or redeemed                        1,172,444       957,568       818,965

   Net unrealized market apprecia-
     tion (depreciation) of invest-
     ments                              6,919,616    (4,069,595)    4,962,892

           Net gain (loss) on
             investments                8,092,060    (3,112,027)    5,781,857

Net increase (decrease) in net
  assets resulting from operations     $9,798,142    $ (888,992)   $8,367,411




                       See notes to financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS


                       DEAN WITTER SELECT EQUITY TRUST
                             UTILITY STOCK SERIES 1



                                           For the years ended March 31,
                                         1998          1997          1996

Operations:

   Investment income - net            $ 1,706,082    $2,223,035   $ 2,585,554

   Realized gain on securities
     sold or redeemed                   1,172,444       957,568       818,965

   Net unrealized market apprecia-
     tion (depreciation) of invest-
     ments                              6,919,616    (4,069,595)    4,962,892

           Net increase (decrease)
             in net assets result-
             ing from operations        9,798,142      (888,992)    8,367,411


Distributions to Unit Holders
  (Note (b)):

   Principal                             (953,941)   (1,259,404)         -

   Investment income - net             (1,738,347)  (2,254,196)   (2,610,222)

           Total distributions         (2,692,288)  (3,513,600)   (2,610,222)


Capital Share Transactions:

   Creation of 398,676 Units and
     578,404 Units, respectively          422,775       558,285          -

   Redemption of 5,745,309 Units
     5,633,000 Units and
     5,803,750 Units, respec-
     tively                            (5,547,742)   (5,433,814)   (5,720,370)

    Accrued income on redemption          (26,222)      (36,224)      (36,709)

           Net capital share
             transactions              (5,150,209)  (4,911,753)   (5,757,079)

Net increase (decrease) in net
  assets                                1,954,665    (9,314,345)          110
`
Net assets - beginning of year         31,380,398    40,694,743    40,694,633

Net assets - end of year (including
  undistributed principal and net
  investment income of $265,094,
  $315,493 and $400,301, respec-
  tively)                             $33,335,063   $31,380,398   $40,694,743



                       See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS


                       DEAN WITTER SELECT EQUITY TRUST
                            UTILITY STOCK SERIES 1

                               March 31, 1998



(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1)  Basis of Presentation

     The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. Under the Securities Act of 1933 ("the
Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2)  Investments

     Investments are stated at market value as determined by the Trustee, based on the closing price on the New York Stock Exchange, on the last day of trading during the period. The value on the date of initial deposit (April 2, 1987) represents the cost of investments to the Trust based on the closing sale price on the New York Stock Exchange on the day prior to the date of deposit. The cost of investments purchased subsequent to the date of initial deposit is based on the closing sale price on date of purchase.

(3)  Income Taxes

     No provision for Federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to "Regulated Investment Companies" under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to Federal income tax on net income and capital gains that are distributed to Unit Holders.

(4)  Expenses

     The Trust pays annual Trustee's fees, including estimated expenses, and annual Sponsor's portfolio supervision fees, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in this Prospectus.

                         NOTES TO FINANCIAL STATEMENTS


                       DEAN WITTER SELECT EQUITY TRUST
                            UTILITY STOCK SERIES 1

                               March 31, 1998



(b)  DISTRIBUTIONS

     Distributions of dividend income and principal, if any, received by the Trust are made to Unit Holders on a monthly basis and distributions of net realized capital gains, if any, will be made annually, within 30 days after the end of the Trust's taxable year to Unit Holders of record. Record Dates are the first day of each calendar month and Distribution Dates are the fifteenth day of each month (or the next business day thereafter if the fifteenth is not a business day). Upon termination of the Trust, the Trustee will distribute, upon surrender of Certificates for cancellation, to each Unit Holder its pro rata share of the Trust's assets, less expenses, in the manner set forth under "Distributions to Unit Holders" herein (See: "Administration of the
Trust - Distributions" in this Prospectus).

(c)  ORIGINAL COST TO INVESTORS

     The original cost to investors represents the aggregate initial public offering price as of the respective dates of deposit, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in this Prospectus.

     A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of March 31, 1998 follows:

        Cost of 1,000,000 Units at dates of deposit           $     992,980
        Less:  Gross underwriting commissions (sales charge)        (44,680)
        Net cost to investors at initial deposit                    948,300
        Cost to investors of Units created during deposit
          period                                                103,520,926
        Cost of substituted securities                           22,647,654
        Net unrealized market appreciation of investments        10,021,024
        Cost of securities sold or redeemed                    (104,067,935)
        Net amount applicable to investors                    $  33,069,969

                         NOTES TO FINANCIAL STATEMENTS


                       DEAN WITTER SELECT EQUITY TRUST
                            UTILITY STOCK SERIES 1

                               March 31, 1998



(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during each year:

                                             For the years ended March 31,
                                              1998        1997       1996

       Principal distributions during
          year                              $ .0317      $.0343    $  -

       Net investment income distribu-
          tions during year                 $ .0553      $.0603    $ .0613

       Net asset value at end of year       $1.1464      $.9116    $1.0308

       Trust Units outstanding at
          end of year                    29,077,621  34,424,254 39,478,850

(e) In order to comply with the requirements of a "regulated investment company" under the Internal Revenue Code, the Sponsor instructed the Trustee to sell 2,400 shares of Western Resources, 2,300 shares of Washington Water Power Co. and 3,130 shares of Western Resources Inc. as of May 5, 1997, February 2, 1998 and February 2, 1998, respectively.
The proceeds were reinvested into common stock of DTE Energy Co., Boston Edison Company and DPL Inc., respectively.





                                    SCHEDULE OF PORTFOLIO SECURITIES
                                    DEAN WITTER SELECT EQUITY TRUST
                                         UTILITY STOCK SERIES 1

                                             March 31, 1998



                                                               Current                   Market     Percentage of
                                                  Number        Annual                 Price per      Aggregate         Market
     Portfolio No. and Name of Issuer               of        Dividend       Yield      Share to     Market Value        Value
    of Securities Contracted For Shares           Shares     Per Share<F2>    <F3>        Trust         of Trust         <F4><F5>

Common Stocks

  1. American Electric Power Company Inc.         36,149        $2.40        4.776%     $50.2505        5.49%         $ 1,816,487

  2. Northeast Utilities                          52,291         0.00        0.000       14.3125        2.26              748,415

  3. Houston Industries Incorporated              55,539         1.50        5.217       28.750         4.83            1,596,746

  4. PECO Energy Company (formerly
     Philadelphia Electric Co.)                  141,170         1.00        4.520       22.125         9.44            3,123,387

  5. FirstEnergy Corp. <F7>                      154,733         1.50        4.868       30.8125       14.42            4,767,711

  6. Public Service Enterprise Group
     Incorporated                                 25,260         2.16        5.703       37.875         2.89              956,723

  7. Puget Sound Energy Inc.                      46,876         1.84        6.528       28.1875        4.00            1,321,317

  8. New Century Energies, Inc. <F8>              12,993         2.32        4.605       50.375         1.98              654,522

  9. Southern Company                             67,337         1.34        4.840       27.6875        5.64            1,864,393

 10. Ameren Corp. <F10>                           59,149         2.54        6.030       42.125         7.53            2,491,652

 11. Pacificorp                                   54,224         1.08        4.386       24.625         4.04            1,335,266

 12. Washington Water Power Company               65,378         1.24        5.074       24.438         4.83            1,597,675

 13. New York State Electric & Gas
     Corporation                                  40,986         1.40        3.511       39.875         4.94            1,634,317

 14. Western Resources Inc.                       36,956         2.14        5.006       42.750         4.78            1,579,869

 15. Boston Edison Company                        21,906         1.88        4.483       41.938         2.78              918,683

 16. Enron Corp. <F9>                             45,411          .95        2.051       46.375         6.37            2,105,935

 17. DPL Inc. <F6>                                37,988          .94        4.821       19.500         2.24              740,766

 18. PP&L Resources, Inc.                         52,158         1.67        7.125       23.438         3.70            1,222,453

 19. Cinergy Corporation                          50,477         1.80        4.881       36.875         5.63            1,861,339

 20. DTE Energy Co.                               18,628         2.06        5.240       39.313         2.21              732,313

                                                                                                                      $33,069,969




                      See notes to schedule of portfolio securities

                                      F-8





                NOTES TO SCHEDULE OF PORTFOLIO SECURITIES


                    DEAN WITTER SELECT EQUITY TRUST
                          UTILITY STOCK SERIES 1

                              March 31, 1998



[FN]

<F2>  Based on the latest quarterly or semiannual declaration.

<F3>  The Yield represents the Current Annual Dividend per Share divided by the Market Price per Share.

<F4>  Valuation of Securities by the Trustee was made on the basis of the closing sale price on the New York Stock Exchange as of March 31, 1998 (the last trading date during the period).

<F5>  At March 31, 1998, the net unrealized market appreciation of
Securities was comprised of the following:

       Gross unrealized market appreciation         $10,324,439

       Gross unrealized market depreciation            (303,415)

       Net unrealized market appreciation           $10,021,024

      The aggregate cost of the Securities to the Trust for Federal income tax purposes was $23,048,945 at March 31, 1998.

<F6>  Effective January 31, 1998, DPL Inc. received a 3-for-2 stock split.

<F7>  Effective November 10, 1997, Ohio Edison Company merged with
Centerior Energy to form FirstEnergy Corp. Each common share of Ohio Edison Company was exchanged for one share of FirstEnergy
Corp.

<F8>  Effective August 4, 1997, Southwestern Public Service merged with
Public Service Co. of Colorado to form New Century Energies, Inc.
Each common share of Southwestern Public Service was exchanged for .95 share of New Century Energies, Inc.

<F9>  Effective July 2, 1997, Portland General Corp. merged into a wholly-owned subsidiary of Enron Corp. Each common share of Portland General Corp. was exchanged for .9825 share of Enron Corp.

<F10> Effective January 2, 1998, Union Electric Company and CIPSCO, Inc.
merged together to form Ameren Corp.  Each common share of Union
Electric Company was exchanged for one share of Ameren Corp. and each share of CIPSCO, Inc. was exchanged for 1.03 shares of Ameren
Corp.

                 CONTENTS OF REGISTRATION STATEMENT


        This registration statement comprises the following docu-ments:

        The facing sheet.

        The Cross Reference Sheet.

        The Prospectus.

        The signatures.

        Consent of Independent Auditors; all other consents were previously filed.

        The following exhibits:

        23.  1b.  Consent of Independent Auditors.

        27.       Financial Data Schedule.


                        FINANCIAL STATEMENTS



   1. Statement of Financial Condition, Statement of Operations and Statement of Changes in Net Assets of the Trust, as shown in the Prospectus.

                         CONSENT OF COUNSEL


             The consent of Counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 1.b. to this Registration
   Statement.

                             SIGNATURES

             Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Equity Trust, Utility Stock Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, there-unto duly authorized, all in The City of New York and State of New York on the 10th day of June, 1998.


                            DEAN WITTER SELECT EQUITY TRUST,
                            UTILITY STOCK SERIES 1
                                         (Registrant)

                            By:  DEAN WITTER REYNOLDS INC.
                                           (Depositor)



                                        /s/Thomas Hines
                                        Thomas Hines
                                        Authorized Signatory

             Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 10th day of June, 1998.

   Name                   Office


   Philip J. Purcell      Chairman and     )
                          Chief Execu-     )
                          tive Officer     )
                          and Director
   Richard M. DeMartini   Director
   Robert J. Dwyer        Director
   Christine A. Edwards   Director
   Charles A. Fiumefreddo Director
   James F. Higgins       Director
   Mitchell M. Merin      Director
   Stephen R. Miller      Director
   Richard F. Powers III  Director
   Thomas C. Schneider    Director
   William B. Smith       Director
                                            By: /s/Thomas Hines
                                                Thomas Hines
                                                Attorney-in-facta








__________________
   * Executed copies of the Powers of Attorney of the Board Members listed below have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S_6 for Dean Witter Select Equity, Select 10 Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration State-ment on Form S_6 for Dean Witter Select Equity Trust, Se-lect 10 Industrial Portfolio 96-4, File No. 333-10499 and the Registration Statement on Form S_6 for Dean Witter Se-lect Equity Trust, Select 10 International Series 95-1, File No. 33-56389.